ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
12.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities at December 31 are listed below. Accounts payable and accrued liabilities may be significantly affected by the creditor protection proceedings entered into on January 31, 2012. Subject to certain exceptions, the company’s creditor protection filings automatically stayed the continuation of any judicial or administrative proceedings or other actions against the company or its property to recover, collect or secure claims arising prior to the filing of the creditor protection proceedings (pre-petition claims). Most creditor actions to collect amounts owed or otherwise exercise rights or remedies with respect to their pre-petition claims are stayed unless and until the courts lift the CCAA order. See Note 30, Subsequent events, for further detail on the creditor protection proceedings.

	2011	2010

Trade payables	$81.7	$87.3
Accrued payroll and related liabilities	32.7	35.4
Accrued interest	33.2	11.1
Accrued benefit obligation – pension plan (note 14)	6.9	11.7
Accrued benefit obligation – other employee future benefit plans (note 14)	6.8	6.9
Property taxes	0.3	0.2
Property taxes in arrears and related penalties	0.4	4.4
Restructuring (note 19)	1.2	3.1
Lease obligation – paper recycling – current portion (note 5)	2.3	2.7
Payables related to capital projects	3.7	1.5
Other	5.3	7.3
	$174.5	$171.6